Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Aerkomm Inc.
Entity Central Index Key	0001590496
Trading Symbol	AKOM
Amendment Flag	true
Amendment Description	On December 20, 2017, the registrant filed a registration statement on Form S-1 (File No. 333-222208) (the "Registration Statement"). The Registration Statement, as amended, was declared effective by the Securities and Exchange Commission (the "SEC") on April 13, 2018. On May 3, 2018, the registrant filed a post-effective amendment No. 1 to the Registration Statement, which was declared effective on May 7, 2018, to include information from its Transition Report on Form 10-KT for the sub period ended December 31, 2018 and update certain other business information in the Registration Statement. On April 23, 2019, the registrant filed post-effective amendment No. 2 to consolidate previous disclosures filed with the SEC in supplements to the registrant's prospectus contained in the Registration Statement, to provide additional updated information in the prospectus relating to the registrant's business, to reflect the change from a "best efforts" to a "firm commitment" underwritten offering and to include information from the registrant's new Transition Report on Form 10-KT for the transition period beginning April 1, 2018 and ending December 31, 2018. This post-effective amendment No. 3 is being filed to indicate that the registrant is reverting to a "best efforts" underwritten offering rather than the "firm commitment" offering, to clarify certain disclosures in the Registration Statement, as amended, relating to the pricing of the Company's public offering and its intentions with respect to the possible exchange listing of its common stock.
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer